Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of the effect of adoption IFRS 16
The effect of adoption IFRS 16 as at January 1, 2019 (increase / (decrease)) is as follows:

January 1, 2019
Assets
Right-of-use assets	5,534
Property, plant and equipment	(85)
Advances paid and other current non-financial assets	(185)

Total assets	5,264

Liabilities
Lease liabilities	5,264
Trade and other payables	(158)

Total liabilities	5,106

Equity
Accumulated losses	158

Total equity	158

Summary of reconciled to the operating lease commitments
The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018 as follows:

Operating lease commitments as at December 31, 2018	7,212
Weighted average incremental borrowing rate as at January 1, 2019	11.3%
Discounted operating lease commitments as at January 1, 2019	5,264
Add: Commitments relating to leases previously classified as finance leases	69

Lease liabilities as at January 1, 2019	5,333

Summary of the right of use assets
Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Fulfillment and sorting centers	3-10
Office premises	2-7
Pick-up points	3
Vehicles	3-4

Summary of depreciation calculated on straight-line basis over the estimated useful lives of assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Land	Indefinite
Buildings	16-50
Engineering facilities	5-30
Warehouse equipment	1-10
Transportation vehicles	4-7
Computer equipment	2-4
Other computer hardware and office facilities	1-10
Other assets	5-20